SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events [Text Block]
NOTE 9:-	SUBSEQUENT EVENTS

a.
In October 2015, 224,854 Compensation Shares of Common Stock were issued to certain members of Board of Directors and officers of the Company as consideration for a reduction in or waiver of cash salary or fees owed to such individuals. The waiver of cash salary is based upon the average closing price of the Common Stock for the 30 trading days prior to the date the Compensation Shares are granted.

b.
On October 22, 2015 (the “Effective Date”), the Company's Board of Directors approved a warrant replacement agreement with the September 2014 Private Placement Purchasers pursuant to which up to 5,341,834 outstanding warrants as of the Effective Date that contain certain net settlement cash feature will be replaced by up to new 5,876,021 warrants to acquire up to an aggregate of 5,876,021 shares of Common Stock at an exercise price of $0.4755 per share which is subject to standard anti-dilution protections.

As of December 31, 2015, the Company signed on a warrant replacement agreement with purchasers from the September 2014 Private Placement to replace 4,320,135 outstanding warrants that contain certain net settlement cash feature by new 4,752,147 warrants to acquire an aggregate of 4,752,147 shares of Common Stock at an exercise price of $0.4755 per share which is subject to standard anti-dilution protections.

The above replacement is considered as a modification of the warrants' terms of the September 2014 Private Placement. The incremental value that will be generated to the particular Purchasers from the aforementioned exchange warrants will be recorded as deemed dividend.

c.
On November 19, 2015, the Company completed a private placement (the “November 2015 Private Placement”) with existing and new institutional and accredited investors and raised $2,294 in net proceeds through the issuance of 7,648,267 shares of Common Stock, series A warrants to purchase 5,353,787 shares of Common Stock (the “Series A Warrants”) and series B warrants to purchase 2,294,480 shares of Common Stock (the “Series B Warrants”).

The Series A Warrants are immediately exercisable at an exercise price of $0.37 per share and expire 16 months from the closing of the November 2015 Private Placement. The Series B Warrants are immediately exercisable at an exercise price of $0.43 per share and expire 36 months from the closing of the November 2015 Private Placement in which such warrants were purchased. The Series A Warrants and Series B Warrants are eligible also for “cashless exercise” only if the underlying shares of Common Stock are not registered for resale. The Series A Warrants and the Series B Warrants contain a standard anti-dilution protections clause and therefore will be classified as part of the Company’s stockholder’s deficiency.

With respect to the November 2015 Private Placement the Company entered into a finder’s fee agreement with a finder according to which the finder shall receive 823,097 restricted shares of Common Stock and 823,097 warrants subject to the same terms as those issued to the investors. All finder’s warrants contain a standard anti-dilution protections clause and therefore will be classified as part of the Company’s stockholder’s deficiency.

d.
On December 24, 2015, the Company completed a private placement (the “December 2015 Private Placement”) with new investor and raised $500 in net proceeds through the issuance of 1,461,988 shares of Common Stock and warrants to purchase 1,461,988 shares of Common Stock. The warrants are immediately exercisable at an exercise price of $0.34 per share and expire 6 months from the closing of the December 2015 Private Placement.

e.
In January 2016, 121,426 Compensation Shares of Common Stock were issued to certain members of Board of Directors of the Company as consideration for a reduction in or waiver of cash salary or fees owed to such individuals. The waiver of cash salary is based upon the average closing price of the Common Stock for the 30 trading days prior to the date the Compensation Shares are granted.

NOTE 12:-	SUBSEQUENT EVENTS

On February 25, 2015 (the "Closing Date"), the Company entered into a Securities Purchase Agreement (the "February 2015 Private Placement") with existing and new institutional and accredited investors (the "Buyers") to raise approximately $1.6 million in gross proceeds through the private placement of 9,064,222 shares of Common Stock, and series A warrants to purchase 2,266,057 shares of Common Stock (the "Series A Warrants") and series B warrants to purchase 2,266,057 shares of Common Stock (the "Series B Warrants"). Out of the above issuance, 1,150,000 shares of Common Stock, 287,500 Series A Warrants and 287,500 Series B Warrants were purchased by the chief financial officer of the Company for gross proceeds of $207. The Series A Warrants are immediately exercisable at an exercise price of $0.24 per share and expire 9 months from the Closing Date. The Series B Warrants are immediately exercisable at an exercise price of $0.30 per share and expire 36 months from the Closing Date. The Series A Warrants and Series B Warrants are eligible also for "cashless exercise" only if the underlying shares of Common Stock are not registered for resale. Such warrants contain standard anti-dilution protections clause and therefore will be classified as part of the Company’s stockholder’s deficiency. The Series B Warrants are callable by the Company for nominal consideration in the event that the share price of the Common Stock trades over $0.80 (adjusted for splits and the like) for 20 consecutive trading days.

With relation to the February 2015 Private Placement the Company entered into a finder’s fee agreement with a finder according to which the finder shall receive a cash fee of approximately $43 and warrants to purchase 241,423, 60,356 and 60,356 shares of Common Stock with an exercise price of $0.20, $0.27 and $0.34, respectively and an exercise term of up to 3 years from the Closing Date.

The Company is required to file a registration statement for the resale of the shares and warrants shares issued in the February 2015 Private Placement within 60 days following the Closing Date and to use its reasonable best efforts to cause such registration statement to be declared effective within 75 days following the Closing Date (or 150 days following the Closing Date if the SEC determines to review the registration statement). The Company may incur liquidated damages if it does not meet the abovementioned registration obligations.

On March 16, 2015, the Company raised additional $400 in gross proceeds under the same terms and conditions of the February 2015 Private Placement and issued 2,222,222 shares of Common Stock, series A warrants to purchase 555,556 shares of Common Stock and series B warrants to purchase 555,556 shares of Common Stock. Out of the above issuance, 1,111,111 shares of Common Stock, 277,778 Series A Warrants and 277,778 Series B Warrants were purchased by one of the directors of the Company for gross proceeds of $200.

The February 2015 Private Placement triggered the anti-dilution mechanism of the warrants issued in the 2011-2012 Private Placement by adjusting the current exercise price of the warrants for the investors and placement agent from $1.23 to $0.66 and additional 2,426,084 and 462,001 shares became subject to such warrants, respectively. In addition, the exercise price for the placement agent warrants of the 2011-2012 Private Placement, with current exercise price of $1.00 was adjusted to $0.55 and additional 347,028 warrants were issued (see also Note 10a).